Fees Summary	Jun. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,308,000
Previously Paid Amount	0.00
Total Fee Amount	3,415.35
Total Offset Amount	0.00
Net Fee	3,415.35
Narrative - Max Aggregate Offering Price	$ 22,308,000
Final Prospectus	true